Taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Taxes

16. Taxes

Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Blue Hat BVI and Golden Strategy are incorporated in the British Virgin Islands and is not subject to tax on income or capital gains under current British Virgin Islands law. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

 United States

Blue USA which is a limited liability company that is taxed as a partnership for U.S. federal and certain state and local income tax purposes. Blue USA’s net taxable income or loss and related tax credits, if any, are passed through to its members on a pro-rata basis and included in the member’s tax returns. The income tax burden on the earnings taxed to the non-controlling interest holders is not reported by the Company in its consolidated financial statements under GAAP.

Hong Kong

Blue Hat HK and Golden Alpha are incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception. Under Hong Kong tax law, Blue Hat HK is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

PRC

PRC companies are governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case- by-case basis. EIT grants preferential tax treatment to certain High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years.

Tax savings for the years ended December 31, 2023, 2022 and 2021 amounted to $8,847,998, $6,402,621 and $0, respectively. The Company’s basic and diluted earnings per shares would have been lower by $0.3, $0.03 and $0 per share for the years ended December 31, 2023, 2022 and 2021, respectively, without the preferential tax rate reduction.

Significant components of the provision for income taxes are as follows:

	December 31,	December 31,
	2023	2022

Current	$6,081	$1,097,888
The provision for income taxes	$6,081	$1,097,888

The following table reconciles China statutory rates to the Company’s effective tax rate:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2023	2022	2021
China statutory income tax rate	25.0%	25.0%	25.0%
Preferential tax rate reduction	(10.0)%	(10.0)%	(10.0)%
Preferential Blue Hat Pingxiang tax rate reduction	—	—	—
Permanent difference	(15.2)%	(15.2)%	(15.2)%
Effective tax rate	(0.2)%	(0.2)%	(0.2)%

As of December 31, 2023, 2022 and 2021, the Company had approximately $35 million, $26 million and $29 million of allowance for doubtful accounts with deferred tax assets of approximately $0, $0 and $0, respectively. The Company estimates there will not be sufficient future income to realize the deferred tax assets as of December 31, 2022 and 2021. Thus, there were no valuation allowances of December 31, 2023 and 2022 in respect to the deferred tax assets on allowance for doubtful accounts.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits and measures the unrecognized benefits associated with the tax positions. As of December 31, 2023, 2022 and 2021, the Company did not have any significant unrecognized uncertain tax positions.

The Company did not incur any interest and penalties tax for the years ended December 31, 2023, 2022 and 2021. The Company does not anticipate any significant increases or decreases in unrecognized tax benefits in the next twelve months from December 31, 2023.

Value added tax

All of the Company’s service revenues that are earned and received in the PRC are subject to a Chinese VAT. The rate of Chinese VAT is 16%, and then changed to 13% and 6% starting in April 2019 of the gross proceeds or at a rate approved by the Chinese local government.

Taxes payable consisted of the following:

	December 31,	December 31,
	2023	2022

VAT taxes payable	$441,704	$471,604
Income taxes payable	183,171	180,244
Other taxes payable	180,702	189,487
Totals	$805,577	$841,335